PRUDENTIAL INTERNATIONAL VALUE FUND
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital through investment in equity securities of foreign issuers.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 23 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 66.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PRUDENTIAL INTERNATIONAL VALUE FUND (USD $)	Class A	Class B	Class C	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none
Redemption fees	none	none	none	none
Exchange fee	none	none	none	none
Maximum account fee (accounts under $10,000)	15	15	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PRUDENTIAL INTERNATIONAL VALUE FUND	Class A	Class B	Class C	Class Z
Management fees	1.00%	1.00%	1.00%	1.00%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	none
+ Other expenses	0.54%	0.54%	0.54%	0.54%
= Total annual Fund operating expenses	1.84%	2.54%	2.54%	1.54%
- Fee waiver or expense reimbursement	(0.05%)	none	none	none
= Net annual Fund operating expenses	1.79%	2.54%	2.54%	1.54%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example PRUDENTIAL INTERNATIONAL VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	722	1,092	1,486	2,586
Class B	757	1,091	1,450	2,624
Class C	357	791	1,350	2,875
Class Z	157	486	839	1,834

If Shares Are Not Redeemed
Expense Example, No Redemption PRUDENTIAL INTERNATIONAL VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	722	1,092	1,486	2,586
Class B	257	791	1,350	2,624
Class C	257	791	1,350	2,875
Class Z	157	486	839	1,834

° The distributor of the Fund has contractually agreed to February 28, 2014 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated by the distributor prior to February 28, 2014. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund’s Board of Directors.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
We look for investments that we think will increase in value over a period of years. To achieve our objective, we invest primarily in the common stock and preferred stock of foreign (non-U.S. based) companies of all sizes. Under normal circumstances, we invest at least 65% of the Fund’s total assets in common stock and preferred stock of foreign companies in at least three different countries, without limit as to the amount of Fund assets that may be invested in any single country. We may invest anywhere in the world, including North America, Western Europe, the United Kingdom and the Pacific Basin, but generally not in the U.S.

The Fund’s assets are managed by two subadvisers. Each subadviser uses a value investment style when deciding which securities to buy for the Fund. That is, each subadviser invests in stocks that it believes are undervalued, given the issuer’s financial and business outlook. When a security is no longer undervalued, or the subadviser believes it cannot maintain its current price, the subadviser considers selling that security.

While we make every effort to achieve our objective, we can’t guarantee success.
Principal Risks of Investing in the Fund.
All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the crisis, the U.S. and other governments and U.S. and foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Equity Securities Risk. There is the risk that the price of a particular stock the Fund owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Fund invests could go down. Different sectors of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Market Risk. The securities markets are volatile and the market prices of the Fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Foreign Securities Risk. The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. We do not consider American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and other similar receipts or shares traded in U.S. markets in which the Fund may invest to be foreign securities.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Value Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Historically, value stocks have performed best during periods of economic recovery.

Geographic Concentration Risk. The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Management Risk. The value of your investment may decrease if judgments by the subadvisers about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

For more information on the risks of investing in this Fund, including the risks of foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
The Fund's Past Performance.
The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Annual Total Returns % (Class A Shares)[1]
[1]	Sales loads or account fees are not reflected in the bar chart, and if these amounts were reflected, returns would be less than shown. The return of the Class A shares from 1-1-12 to 9-30-12 was 9.24%.

Best Quarter:		Worst Quarter:
26.78%	2nd Quarter 2009	-22.07%	4th Quarter 2008

Average Annual Total Returns % (including sales charges) (as of 12-31-11)
Average Annual Total Returns PRUDENTIAL INTERNATIONAL VALUE FUND		One Year	Five Years	Ten Years
Class B Shares		(18.30%)	(5.40%)	2.57%
Class C Shares		(14.91%)	(5.23%)	2.57%
Class Z Shares		(13.17%)	(4.26%)	3.60%
Class A Shares		(18.18%)	(5.59%)	2.77%
Class A Shares Return After Taxes on Distributions		(18.39%)	(6.26%)	2.24%
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares		(11.54%)	(4.61%)	2.43%
MSCI EAFE® ND Index (reflects no deduction for fees, expenses, or taxes)		(12.14%)	(4.72%)	4.67%
Lipper International Multi-Cap Core Funds Average (reflects no deduction for fees, expenses, or taxes)		(13.64%)	(4.03%)	5.56%
Lipper Customized Blend Funds Average (reflects no deduction for fees, expenses, or taxes)	[1]	(13.01%)	(4.59%)	4.35%
[1]	The Fund is compared to the Lipper Customized Blended Funds Performance Universe, although Lipper classifies the Fund in the Lipper International Multi-Cap Core Funds Performance Universe. The Lipper Customized Blended Funds Performance Universe is utilized because the Fund's manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

° After-tax returns are calculated using the highest historical individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.